FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	$ 325,069
Balance at the end of period	300,916	$ 325,069
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	15,212
Balance at the end of period	17,357	15,212
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	3,500	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	1,300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	1,200
Purchases	0	0
Sales	(0)	(0)
Issuances	900	1,200
Settlements	(1,800)	(900)
Transfers into Level 3	0	400
Transfers out of Level 3	(500)	(600)
Foreign currency translation	0	100
Balance at the end of period	2,200	3,500
Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	500	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	300
Purchases	0	0
Sales	(0)	(0)
Issuances	0	300
Settlements	(100)	(200)
Transfers into Level 3	0	200
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	300	500
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	2,300	1,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	800
Purchases	0	0
Sales	(0)	(0)
Issuances	800	800
Settlements	(1,500)	(600)
Transfers into Level 3	0	100
Transfers out of Level 3	(400)	(200)
Foreign currency translation	0	0
Balance at the end of period	1,500	2,300
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	500	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(0)	(100)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(200)
Foreign currency translation	0	0
Balance at the end of period	300	500
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	100	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	11,000	9,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	700	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	0
Purchases	0	0
Sales	(0)	(0)
Issuances	8,000	7,600
Settlements	(4,200)	(5,700)
Transfers into Level 3	200	500
Transfers out of Level 3	(1,200)	(1,700)
Foreign currency translation	(200)	200
Balance at the end of period	14,200	11,000
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	700	800
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	0
Sales	(0)	(0)
Issuances	400	300
Settlements	(200)	(500)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	700
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	325,080
Balance at the end of period	300,916	325,080
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	15,212
Balance at the end of period	17,357	15,212
UBS AG | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	3,500	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	1,300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	1,200
Purchases	0	0
Sales	(0)	(0)
Issuances	900	1,200
Settlements	(1,800)	(900)
Transfers into Level 3	0	400
Transfers out of Level 3	(500)	(600)
Foreign currency translation	0	100
Balance at the end of period	2,200	3,500
UBS AG | Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	500	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	300
Purchases	0	0
Sales	(0)	(0)
Issuances	0	300
Settlements	(100)	(200)
Transfers into Level 3	0	200
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	300	500
UBS AG | Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	2,300	1,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	800
Purchases	0	0
Sales	(0)	(0)
Issuances	800	800
Settlements	(1,500)	(600)
Transfers into Level 3	0	100
Transfers out of Level 3	(400)	(200)
Foreign currency translation	0	0
Balance at the end of period	1,500	2,300
UBS AG | Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	500	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(0)	(100)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(200)
Foreign currency translation	0	0
Balance at the end of period	300	500
UBS AG | Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	100	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	100
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	9,600	9,600
Total gains / losses included in comprehensive income - Net gains / losses included in income	700	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	(200)
Purchases	0	0
Sales	(0)	(0)
Issuances	7,100	6,600
Settlements	(4,200)	(5,600)
Transfers into Level 3	100	500
Transfers out of Level 3	(1,200)	(1,700)
Foreign currency translation	(200)	200
Balance at the end of period	11,900	9,600
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Balance at the beginning of the period	2,100	1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	200
Purchases	0	0
Sales	(0)	(0)
Issuances	1,300	1,400
Settlements	(200)	(600)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 3,200	$ 2,100